Share capital - Capital Increases (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of classes of share capital [line items]
Number of shares	50,936,778	46,256,078	39,076,342	30,299,129
Share capital	€ 233,414,000	€ 223,928,000	€ 185,399,000	€ 157,274,000
Share premium	993,025,000	649,135,000	357,402,000	114,181,000
Share capital and share premium	1,226,439,000	873,063,000	542,801,000	€ 271,455,000
Offering expenses, discount and commission	€ (15,837,000)	€ (269,000)	€ (19,360,000)
March 26, 2015: exercise of warrants
Disclosure of classes of share capital [line items]
Number of shares			571,548
Share capital			€ 3,092,000
Share premium			2,727,000
Share capital and share premium			5,819,000
Average exercise price warrants			€ 10.18
Closing share price			€ 21.26
May 19, 2015: global offering
Disclosure of classes of share capital [line items]
Number of shares			7,532,499
Share capital			€ 21,391,000
Share premium			237,952,000
Share capital and share premium			259,343,000
Payment of offering expenses			€ (19,360,000)
June 19, 2015: exercise of warrants
Disclosure of classes of share capital [line items]
Number of shares			491,406
Share capital			€ 2,659,000
Share premium			1,737,000
Share capital and share premium			4,395,000
Average exercise price warrants			€ 8.94
Closing share price			€ 46.73
September 25, 2015 Exercise of Warrants
Disclosure of classes of share capital [line items]
Number of shares			118,260
Share capital			€ 640,000
Share premium			558,000
Share capital and share premium			1,198,000
Average exercise price warrants			€ 10.13
Closing share price			€ 44.75
December 4, 2015: exercise of warrants
Disclosure of classes of share capital [line items]
Number of shares			63,500
Share capital			€ 344,000
Share premium			247,000
Share capital and share premium			591,000
Average exercise price warrants			€ 9.30
Closing share price			€ 44.78
January 19, 2016 : share subscription from Gilead
Disclosure of classes of share capital [line items]
Number of shares		6,760,701
Share capital		€ 36,306,000
Share premium		289,696,000
Decrease through derecognition, financial assets		(65,850,000)
Share capital and share premium		326,002,000
Offering expenses, discount and commission		€ (269,000)
April 1, 2016 : exercise of warrants
Disclosure of classes of share capital [line items]
Number of shares		131,695
Share capital		€ 668,000
Share premium		741,000
Share capital and share premium		1,409,000
Average exercise price warrants		€ 10.70
Closing share price		€ 36.64
May 19, 2016 : exercise of warrants
Disclosure of classes of share capital [line items]
Number of shares		140,770
Share capital		€ 762,000
Share premium		715,000
Share capital and share premium		1,476,000
Average exercise price warrants		€ 10.49
Closing share price		€ 45.41
September 19, 2016 : exercise of warrants
Disclosure of classes of share capital [line items]
Number of shares		60,320
Share capital		€ 326,000
Share premium		277,000
Share capital and share premium		603,000
Average exercise price warrants		€ 10.00
Closing share price		€ 58.62
November 28, 2016 : exercise of warrants
Disclosure of classes of share capital [line items]
Number of shares		86,250
Share capital		€ 467,000
Share premium		305,000
Share capital and share premium		772,000
Average exercise price warrants		€ 8.94
Closing share price		€ 55.73
April 6, 2017 : exercise of warrants
Disclosure of classes of share capital [line items]
Number of shares	247,070
Share capital	€ 1,337,000
Share premium	2,697,000
Share capital and share premium	4,034,000
Average exercise price warrants	€ 16.33
Closing share price	€ 84.60
June 20, 2017 : exercise of warrants
Disclosure of classes of share capital [line items]
Number of shares	52,030
Share capital	€ 281,000
Share premium	350,000
Share capital and share premium	632,000
Average exercise price warrants	€ 12.14
Closing share price	€ 70.66
September 21, 2017 : exercise of warrants
Disclosure of classes of share capital [line items]
Number of shares	28,100
Share capital	€ 152,000
Share premium	117,000
Share capital and share premium	269,000
Average exercise price warrants	€ 9.55
Closing share price	€ 84.62
November 23, 2017 : exercise of warrants
Disclosure of classes of share capital [line items]
Number of shares	41,000
Share capital	€ 222,000
Share premium	132,000
Share capital and share premium	354,000
Average exercise price warrants	€ 8.63
Closing share price	€ 77.53
Ordinary Shares | May 19, 2015: global offering
Disclosure of classes of share capital [line items]
Number of shares			1,786,499
Share capital			€ 9,665,000
Share premium			56,436,000
Share capital and share premium			€ 66,100,000
Closing share price			€ 43.60
Ordinary Shares | January 19, 2016 : share subscription from Gilead
Disclosure of classes of share capital [line items]
Number of shares		6,760,701
Share capital		€ 36,575,000
Share premium		355,546,000
Share capital and share premium		€ 392,121,000
Closing share price		€ 48.26
American Depositary Receipts | May 19, 2015: global offering
Disclosure of classes of share capital [line items]
Number of shares			5,746,000
Share capital			€ 31,086,000
Share premium			181,516,000
Share capital and share premium			€ 212,602,000
American Depositary Receipts | April 21, 2017 : U.S. public offering
Disclosure of classes of share capital [line items]
Number of shares	4,312,500
Share capital	€ 23,331,000
Share premium	340,593,000
Share capital and share premium	€ 363,924,000
Closing share price	€ 81.34
U.S. public offering | April 21, 2017 : U.S. public offering
Disclosure of classes of share capital [line items]
Number of shares	4,312,500
Share capital	€ 7,494,000
Share premium	340,593,000
Share capital and share premium	348,087,000
Payment of offering expenses	(15,790,000)
Offering expenses, discount and commission	€ (47,000)